Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Financial Risk Management
15.	Financial Risk Management

The Group’s principal financial instruments comprise long-term borrowings, interest rate swaps (terminated in 2022), forward freight agreements, foreign exchange forward swaps, cash and cash equivalents and restricted cash. The main purpose of these financial instruments is to finance the Group’s operations and mitigate its exposure to market and interest rate fluctuations. The Group has various other financial assets and liabilities such as trade receivables, current accounts with related parties and payables which arise directly from its operations.

The main risks arising from the Group’s financial instruments are foreign currency risk, interest rate risk, credit risk, market risk and liquidity risk. The Group’s policies for addressing these risks are set out below:

●	Foreign currency risk

The Group’s vessels operate in international shipping markets, which utilize the U.S. dollar as the functional currency. Although certain operating expenses are incurred in foreign currencies, the Group does not consider the risk to be significant. The Group has no hedging mechanisms in place, however, when opportunity arises, it converts significant cash balances from U.S. dollars to Euros, to hedge against adverse fluctuations.

●	Interest rate risk

The Group is exposed to the impact of interest rate changes primarily through its floating-rate borrowings that require the Group to make interest payments based on SOFR. Significant increases in interest rates could adversely affect operating margins, results of operations and ability to service debt. From time to time, the Group uses interest rate swaps to reduce its exposure to market risk from changes in interest rates. The principal objective of these interest rate swaps is to manage the risks and costs associated with its floating-rate borrowings (Note 22).

As an indication of the sensitivity from changes in interest rates, an increase by 100 basis points in interest rates would increase interest expense for the year ended December 31, 2024 by $6,704,025 (2023: $6,894,010 and 2022: $2,251,130 increased by 50 basis points) assuming all other variables held constant. The Group had entered into interest rate swap agreements for some of its borrowings, thereby partially economically hedging part of its floating-rate borrowings; however, these agreements were terminated within 2022. As of December 31, 2023, and December 31, 2024, the Group has not economically hedged its variable rate interest exposure relating to its existing credit facilities and sale and leasebacks.

●	Credit risk

The Group only trades with charterers who have been subject to satisfactory credit screening procedures. Furthermore, outstanding balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant.

With respect to the credit risk arising from the Group’s cash and cash equivalents and restricted cash, the Group’s exposure arises from default by the counterparties, with a maximum exposure equivalent to the carrying amount of these instruments. The Group mitigates such risks by dealing only with high credit quality financial institutions.

●	Market risk

The tanker shipping industry is cyclical with high volatility in charter rates and profitability. The Group charters its vessels principally in the spot market, being exposed to various unpredictable factors such as: supply and demand of energy resources, global economic and political conditions, natural or other disasters, disruptions in international trade, COVID-19 outbreak, environmental and other legal regulatory developments and so on. During 2023 and 2024, the Group entered into FFAs in order to minimize losses from charter rate fluctuations and eliminate any adverse effect charter rate fluctuations may have in the Group’s operating cash flows and dividend distributions.

●	Liquidity risk

Liquidity risk is the risk that arises when the maturity of assets and liabilities does not match. An unmatched position potentially enhances profitability, but can also increase the risk of losses. The Group minimizes liquidity risk by maintaining sufficient cash and cash equivalents.

The following table details the Group’s expected cash outflows for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities, on the earliest date on which the Group would be required to pay to settle. The table includes both interest and principal cash flows. Variable future interest payments were determined based on the one-month SOFR, as of December 31, 2024, of 3.97% (2023: 3.41%), plus the margin applicable to the Group’s loans at the end of the year presented.

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2024
Non-Derivative Liabilities
Trade payables		—	—	19,479,005	—	—	19,479,005
Accrued expenses		—	—	5,909,316	—	—	5,909,316
Current accounts due to related parties		—	—	530,030	—	—	530,030
Variable interest borrowings	4.86%	2,541,609	15,250,870	53,374,498	391,940,693	216,343,324	679,450,994
Variable interest for debt financing (Sale and Leaseback Agreements)	9.12%	1,358,910	2,660,316	12,428,837	63,359,366	77,158,586	156,966,015
Total		3,900,519	17,911,186	91,721,686	455,300,059	293,501,910	862,335,360

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2023
Non-Derivative Liabilities
Trade payables		—	—	23,522,506	—	—	23,522,506
Accrued expenses		—	—	3,485,042	—	—	3,485,042
Current accounts due to related parties		—	—	659,974	—	—	659,974
Variable interest borrowings	4.08%	3,138,123	28,239,371	62,054,619	307,066,226	237,943,153	638,441,492
Variable interest for debt financing (Sale and Leaseback Agreements)	9.07%	2,330,290	4,567,896	21,015,413	106,212,689	139,492,319	273,618,607
Total		5,468,413	32,807,267	110,737,554	413,278,915	377,435,472	939,727,621